Exhibit 99.10 Schedule 2

Rating Agency Grades Detail Report
PRPM 2025-NQM1_FINAL
Run Date - 1/22/2025 14:00:00 PM

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXXXX-2025-NQM1-1			A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	[Redacted]	[Redacted]	Investment	Purchase	NA
XXXXXX-2025-NQM1-2			A	A	A	A	A	A	A	A							A	A										ATR/QM: Undetermined	ATR/QM: Exempt	[Redacted]	[Redacted]	Investment	Refinance	Cash Out - Other
XXXXXX-2025-NQM1-3	C	A	C	A	A	A	A	A	Closed	FCRE1194	2024-06-18 10:05	2024-06-21 10:15	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-most recent quit claim was just removing from life estate. borrower has owned more than 6 months - Due Diligence Vendor-06/21/2024
Ready for Review-Document Uploaded.  - Buyer-06/21/2024
Counter-Per guidelines  - this is how the title was received.  "If ownership of the LLC or the beneficial owner is significantly changed in the past 6 months, the transaction will be treated as Quit Claim Deed with maximum [Redacted]% CLTV for refinances only." - Due Diligence Vendor-06/20/2024
Ready for Review-Document Uploaded.  - Buyer-06/19/2024
																						Open-Audited LTV of [Redacted]% exceeds Guideline LTV of [Redacted]% Quitclaim Deed is used as an acquisition method within the past 12 months maximum CLTV of [Redacted]% is applied - Due Diligence Vendor-06/18/2024		Resolved-most recent quit claim was just removing from life estate. borrower has owned more than 6 months - Due Diligence Vendor-06/21/2024			[Redacted]	ATR/QM: Exempt	ATR/QM: Exempt	[Redacted]	[Redacted]	Investment	Refinance	Cash Out - Other	N/A	N/A	1848929
XXXXXX-2025-NQM1-4			D	A	A	A	D	A	C	A	Closed	FVAL9739	2024-06-26 07:08	2024-08-22 08:13	Resolved	1 - Information	C	A	Property	Appraisal	Property/Appraisal General	Resolved-occupancy corrected now. - Due Diligence Vendor-08/22/2024 Ready for Review-Document Uploaded. Hello Team, please find attached revised appraisal. - Buyer-08/22/2024 Open-appraisal has O/O marked on DSCR loan - Due Diligence Vendor-06/26/2024		Resolved-occupancy corrected now. - Due Diligence Vendor-08/22/2024			[Redacted]	ATR/QM: Exempt	ATR/QM: Exempt	[Redacted]	[Redacted]	Investment	Refinance	Cash Out - Other	N/A	N/A	1888849
XXXXXX-2025-NQM1-4			D	A	A	A	D	A	C	A	Closed	FCOM1227	2024-06-26 07:05	2024-07-11 10:46	Resolved	1 - Information	D	A	Compliance	Missing Doc	PUD Rider is Missing	Resolved-PUD rider now present - Due Diligence Vendor-07/11/2024 Ready for Review-Document Uploaded. Hello Team, please find attached the PUD Rider and Mortgage Modification. Thank you. - Buyer-07/11/2024 Counter-appraisal indicates this is a PUD with HOA Dues $283/ mon - Due Diligence Vendor-06/28/2024 Ready for Review-Document Uploaded. Hello Team! Property type is SFR, not PUD. Please see attached ship. - Buyer-06/28/2024 Open-PUD Rider is Missing missing - Due Diligence Vendor-06/26/2024		Resolved-PUD rider now present - Due Diligence Vendor-07/11/2024			[Redacted]	ATR/QM: Exempt	ATR/QM: Exempt	[Redacted]	[Redacted]	Investment	Refinance	Cash Out - Other	N/A	N/A	1888837
XXXXXX-2025-NQM1-5			B	B	B	B	A	A	A	A	Closed	FCRE1172	2024-07-02 15:29	2024-07-02 15:29	Waived	2 - Non-Material	B	B	Credit	Insurance	Flood Insurance Minimum Coverage Not Met	Waived-As per guide, Dwelling coverage on policy is equal to or greater than the appraised value OR Replacement cost estimator to be provided. *Exception form is provided to allow use of Flood insurance without enough coverage. *Approved Conditions: +0.25 in Price *Exception form is on page #97 of 437 - Due Diligence Vendor-07/02/2024		Waived-As per guide, Dwelling coverage on policy is equal to or greater than the appraised value OR Replacement cost estimator to be provided. *Exception form is provided to allow use of Flood insurance without enough coverage. *Approved Conditions: +0.25 in Price *Exception form is on page #97 of 437 - Due Diligence Vendor-07/02/2024		Revolving debt is under 30%, No credit events past 40 months, No mortgage late payments in the last 24 months, 5+ years credit history, 2+ borrowers on the loan, Credit score >40 points than minimum required		ATR/QM: Exempt	ATR/QM: Exempt	[Redacted]	[Redacted]	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes	1924321
XXXXXX-2025-NQM1-5			B	B	B	B	A	A	A	A	Closed	FCRE7009	2024-07-02 15:27	2024-07-02 15:27	Waived	2 - Non-Material	B	B	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Waived-As per guide, Dwelling coverage on policy is equal to or greater than the appraised value OR Replacement cost estimator to be provided. *Exception form is provided to allow use of Hazard insurance without enough coverage. *Approved Conditions: +0.25 in Price *Exception form is on page #97 of 437 - Due Diligence Vendor-07/02/2024		Waived-As per guide, Dwelling coverage on policy is equal to or greater than the appraised value OR Replacement cost estimator to be provided. *Exception form is provided to allow use of Hazard insurance without enough coverage. *Approved Conditions: +0.25 in Price *Exception form is on page #97 of 437 - Due Diligence Vendor-07/02/2024		Revolving debt is under 30%, No credit events past 40 months, No mortgage late payments in the last 24 months, 5+ years credit history, 2+ borrowers on the loan, Credit score >40 points than minimum required		ATR/QM: Exempt	ATR/QM: Exempt	[Redacted]	[Redacted]	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes	1924305
XXXXXX-2025-NQM1-6			C	B	C	B	A	A	A	A	Closed	FCRE9488	2024-07-10 15:29	2024-10-09 13:30	Resolved	1 - Information	C	A	Credit	Borrower	Potential Occupancy/Current Address Issues identified in the file	Resolved- - Due Diligence Vendor-10/09/2024 Unable to Resolve-Received proof of borrower occupancy and it clears the finding. - Due Diligence Vendor-10/09/2024 Ready for Review-Document Uploaded. Please find LOX attached - Buyer-10/09/2024 Open-Borrowers Drivers License reflects subject property address. Subject is supposed to be investment - Due Diligence Vendor-07/12/2024					[Redacted]	ATR/QM: Exempt	ATR/QM: Exempt	[Redacted]	[Redacted]	Investment	Purchase	NA	N/A	N/A	1965414
XXXXXX-2025-NQM1-6	C	B	C	B	A	A	A	A	Closed	FCRE1501	2024-07-11 14:31	2024-07-31 12:35	Resolved	1 - Information	C	A	Credit	Assets	Liquid Funds Post-Close is less than Total Required Reserve Amount	Resolved-waiver submitted to consider foreign residency as ownership so not a FTHB reduced reserves and now qualifies - Due Diligence Vendor-07/31/2024
Resolved-Total Qualified Assets for Reserves Post-Close of $xx is equal to or greater than Total Required Reserve Amount of $x - Due Diligence Vendor-07/31/2024
Ready for Review-Exception form attached to another condition. Since, per Exception, Borrower is not considered a FTHB, funds for reserves are sufficient - Seller-07/31/2024
																						Open-Total Qualified Assets for Reserves Post-Close of $xx is less than Total Required Reserve Amount of $xx Total 6 months reserves $ xx, available $ xx : shortage : $xx, will need additional 2 months of assets. - Due Diligence Vendor-07/11/2024	Ready for Review-Exception form attached to another condition. Since, per Exception, Borrower is not considered a FTHB, funds for reserves are sufficient - Seller-07/31/2024	Resolved-waiver submitted to consider foreign residency as ownership so not a FTHB reduced reserves and now qualifies - Due Diligence Vendor-07/31/2024 Resolved-Total Qualified Assets for Reserves Post-Close of $10362.35 is equal to or greater than Total Required Reserve Amount of $9681.09 - Due Diligence Vendor-07/31/2024				ATR/QM: Exempt	ATR/QM: Exempt	[Redacted]	[Redacted]	Investment	Purchase	NA	N/A	N/A	1972420
XXXXXX-2025-NQM1-6	C	B	C	B	A	A	A	A	Closed	FCRE1491	2024-07-11 14:32	2024-07-31 12:35	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-waiver submitted to consider foreign residency as ownership so not a FTHB reduced reserves and now qualifies - Due Diligence Vendor-07/31/2024
Resolved-Asset Qualification Does Not Meet Guideline Requirements wavier to consider foreign residency as not a FTHB so removes reserves shortage - Due Diligence Vendor-07/31/2024
Open-Asset Qualification Does Not Meet Guideline Requirements - Due Diligence Vendor-07/31/2024
Ready for Review-Exception form attached to another condition. Since, per Exception, Borrower is not considered a FTHB, funds for reserves are sufficient - Seller-07/31/2024
Counter-cannot remove account  until additional fuds are provided.  we are currently already short cash to close and reserves using it.  loan will be further short if removed - Due Diligence Vendor-07/29/2024
Ready for Review-Document Uploaded. Please see response from our Senior UW attached - Buyer-07/29/2024
																						Open-Asset Qualification Does Not Meet Guideline Requirements Asset account#[Redacted] : need currency conversion document as missing in file. - Due Diligence Vendor-07/11/2024	Ready for Review-Exception form attached to another condition. Since, per Exception, Borrower is not considered a FTHB, funds for reserves are sufficient - Seller-07/31/2024	Resolved-waiver submitted to consider foreign residency as ownership so not a FTHB reduced reserves and now qualifies - Due Diligence Vendor-07/31/2024 Resolved-Asset Qualification Does Not Meet Guideline Requirements wavier to consider foreign residency as not a FTHB so removes reserves shortage - Due Diligence Vendor-07/31/2024			[Redacted]	ATR/QM: Exempt	ATR/QM: Exempt	[Redacted]	[Redacted]	Investment	Purchase	NA	N/A	N/A	1972425
XXXXXX-2025-NQM1-6			C	B	C	B	A	A	A	A	Closed	FCRE9802	2024-07-10 15:28	2024-07-31 12:26	Waived	2 - Non-Material	C	B	Credit	Eligibility	Borrower is First Time Homebuyer and Program Does Not Allow This	Waived-FTHB not allowed on program- Accept the Foreign REO as evidence of property ownership Comments Borrower is short for reserves (since 6 months for First-time homebuyer required). Borrower has ownership interest outside of the US. Please accept using it as evidence of property ownership. - Due Diligence Vendor-07/31/2024 Ready for Review-Document Uploaded. Please find Exception form attached - Seller-07/31/2024 Open-Borrower cannot be first time homebuyer for this program Borrower cannot be First-time homebuyer on DSCR loans. - Due Diligence Vendor-07/10/2024	Ready for Review-Document Uploaded. Please find Exception form attached - Seller-07/31/2024	Waived-FTHB not allowed on program- Accept the Foreign REO as evidence of property ownership Comments Borrower is short for reserves (since 6 months for First-time homebuyer required). Borrower has ownership interest outside of the US. Please accept using it as evidence of property ownership. - Due Diligence Vendor-07/31/2024		Compensating Factors No credit events past 40 months, No consumer late payments in the last 24 months, 2+ borrowers on the loan, Borrower contribution exceeds requirement >=5%	[Redacted]	ATR/QM: Exempt	ATR/QM: Exempt	[Redacted]	[Redacted]	Investment	Purchase	NA	Originator Post-Close	Yes	1965402
XXXXXX-2025-NQM1-7			B	B	A	A	A	A	B	B	Closed	FVAL5524	2024-08-14 11:47	2024-08-14 11:47	Waived	2 - Non-Material	B	B	Property	Property	Ineligible Property	Waived-Rural Manufactured Home - Exception page 436 - - Due Diligence Vendor-08/14/2024		Waived-Rural Manufactured Home - Exception page 436 - - Due Diligence Vendor-08/14/2024		No credit events past 40 months, 5+ yrs credit history, Reserves > 6 months.		ATR/QM: Exempt	ATR/QM: Exempt	[Redacted]	[Redacted]	Investment	Purchase	NA	Originator Pre-Close	Yes	2187659
XXXXXX-2025-NQM1-8			D	A	D	A	A	A	A	A	Closed	FCRE5116	2024-08-20 06:15	2024-08-22 09:35	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VOM or VOR	Resolved-loan is part of multipack not closed yet. - Due Diligence Vendor-08/22/2024 Ready for Review-Document Uploaded. This loan is part of a multipack, other loan has to be entered in REO tab for qualification purposes, no VOM required as it in not an active loan yet - Buyer-08/21/2024 Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Please provide supporting documentation to verify Mortgage for REO "[Redacted] with balance $[Redacted]" - Due Diligence Vendor-08/20/2024		Resolved-loan is part of multipack not closed yet. - Due Diligence Vendor-08/22/2024			[Redacted]	ATR/QM: Exempt	ATR/QM: Exempt	[Redacted]	[Redacted]	Investment	Purchase	NA	N/A	N/A	2217641
XXXXXX-2025-NQM1-8			D	A	D	A	A	A	A	A	Closed	FCRE1995	2024-08-20 06:33	2024-08-22 09:34	Resolved	1 - Information	C	A	Credit	Assets	Evidence of Earnest Money Deposit is Partial or Missing	Resolved-EMD backed out - Due Diligence Vendor-08/22/2024 Ready for Review-Document Uploaded. EMD Is backed out of excessive funds , no EMD documentation required. Comments left in file - Buyer-08/21/2024 Open-Please provide supporting documentation to verify EMD of $10,000 as it is missing in File - Due Diligence Vendor-08/20/2024		Resolved-EMD backed out - Due Diligence Vendor-08/22/2024			[Redacted]	ATR/QM: Exempt	ATR/QM: Exempt	[Redacted]	[Redacted]	Investment	Purchase	NA	N/A	N/A	2217778